Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
During the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to management services provided by Gores and Glendon Saturn Holdings, LLC ("Glendon"), an affiliate of Gores. For the years ended December 31, 2013, 2012 and 2011, these expenses were $1,306, $1,379 and $1,963, respectively, and are included in selling, general and administrative expenses on the consolidated statements of operations. The management services agreement with Gores was terminated on August 14, 2013 in connection with the IPO, and the Company paid Gores a $9,000 termination fee on that date (Note 2).
During the year ended December 31, 2013, the Company incurred fees related to services provided by members of the Company's Board of Directors who are employed by Gores and Glendon of $113. These fees are included in selling, general and administrative expenses on the consolidated statements of operations.
The Company incurred expenses related to management services provided by Wolseley plc ("Wolseley") through November 16, 2011. For the year ended December 31, 2011, these expenses were $443 and are included in selling, general and administrative expenses on the consolidated statements of operations.
As of December 31, 2012, the Company had related party promissory note balances of $401, which represented advances, and accrued interest thereon, due from Glendon and other shareholders of the Company. These notes were repaid in full during the second quarter of 2013.

On July 1, 2012, the Company made a $531 loan to an executive of the Company related to an exercise of stock options. This loan was forgiven by the Company on June 14, 2013 (Note 18).

On March 1, 2012, the Company issued Glendon 110,381 Class B Common shares.

The Company leases an operating facility from a partnership that is partially owned by an employee. Rental payments of $114 were made during the year ended December 31, 2013 related to this lease. No rental payment were made during the years ended December 31, 2012 and 2011 related to this lease.

Prior to July 1, 2013, the Company was part of a group health care plan with Gores. As of December 31, 2013 and December 31, 2012, the Company had $0 and $750, respectively, on deposit with Gores as a reserve for the payment of run-off health care claims in the event of a Plan termination, which is included in restricted assets on the consolidated balance sheets. As of July 1, 2013, the Company is no longer part of the group health care plan with Gores and maintains an independent health care plan.
On February 22, 2010, the Company entered into a Software, Services, License and Maintenance Services Agreement with United Road Services Inc. and its subsidiary Vehix Transvision, LLC (collectively “URS”) for the development, implementation, maintenance and support of customized software related to our Stock Logistics Solutions capability. The agreement with URS was subsequently amended and restated on March 3, 2013 to update certain services and deliverables. When we entered into the original agreement in 2010, URS was also owned by Gores as one of its portfolio companies. Gores divested its ownership interest in URS on December 14, 2012 and URS is no longer under common ownership with the Company. Accordingly, the Company does not consider URS a related party subsequent to December 14, 2012. The Company paid URS $773 and $883 during the year ended December 31, 2012 and 2011, respectively.